Acquisition and Disposal	12 Months Ended
Jun. 30, 2026
Acquisition and Disposal [Abstract]
Acquisition and disposal

(3) Acquisition and disposal

Acquisition and disposal in the fiscal year ended June 30, 2026

The Group made certain acquisitions and disposal during the fiscal year ended June 30, 2026 as follows:

(a)	Acquisition of Carve Group

On July 28, 2025, the Company entered into a definitive agreement to acquire 100% of the equity interest of Carve Group. The total purchase price of RMB2.1 billion consisted solely of equity consideration, representing 195,894,609 Class A Ordinary Shares. The acquisition was completed on August 31, 2025.

The acquisition of Carve Group was accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the identifiable intangible assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Carve Group and the discount rate applied to those cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. The carrying value of the other tangible assets acquired and liabilities assumed approximate their fair value. The excess of the consideration transferred over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred:
Stock consideration	2,102,027
Total fair value of purchase price	2,102,027

Assets acquired	RMB
Cash and cash equivalents and restricted cash	120
Short term investments	306
Accounts receivable and contract assets	185
Amounts due from related parties	100
Other receivables and current assets	544
Inventories	1,973,463
Investments in affiliates	244
Property, plant, and equipment, net	10,231
Intangible asset (Note 2(j) and Note 12)	15,643
- Software Copyright	2,150
- Patent right	2,684
- Trademark right	2,828
- Customer Relations and Sales Channels	3,954
- Scientific Research Collaboration and Intellectual Property Coordination	1,631
- Supply Chain and Production Qualifications	1,905
- Other Intangible Asset	491
Right of use asset	105
Total assets acquired	2,000,941

Liabilities Assumed
Accounts payables	126
Contract liabilities	233
Other payable and accrued expenses	17,730
Accrued payroll	139
Operating lease liabilities	309
Deferred tax liabilities	758
Total liabilities assumed	19,295
Total identifiable net assets acquired	1,981,646
Preliminary goodwill	120,381

As disclosed in Note 1, prior to the Group’s acquisition of Carve Group on August 31, 2025, the Group operated two existing operating segments: the wealth management segment and the insurance agency segment. Subsequent to the Carve Group acquisition, the Group completed the divestiture of its wealth management segment in September 2025 and the deconsolidation of its insurance agency segment in December 2025. Upon completion of the Carve Group acquisition, a new reporting unit for health and wellness products and services was established as of the acquisition date. No synergistic benefits were recognized from the acquisition. Accordingly, the goodwill arising from the Carve Group acquisition has been fully allocated to the newly established health and wellness products and services reporting unit, which encompasses all acquired assets and assumed liabilities of Carve Group. The resulting goodwill is not expected to be deductible for income tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from September 1, 2025. Acquisition-related costs for Carve Group were approximately RMB551. These were expensed as incurred and are included in general and administrative expenses within the consolidated statements of operations and comprehensive loss.

(b)	Acquisition of Real Prospect

On July 18, 2025, the Company entered into a definitive agreement to acquire 100% of the equity interest of Real Prospect. The total purchase price of RMB1,04 billion consisted solely of equity consideration, representing 98,002,174 Class A Ordinary Shares. The acquisition was completed on October 31, 2025. Pursuant to the agreement, one of the selling shareholders shall return certain numbers of Class A Ordinary Shares back to the Group if certain performance conditions are not achieved at the end of each fiscal year ending June 30 for three consecutive years following the acquisition date. As of the acquisition date, the fair value of this contingent consideration arrangement was determined to be nil, as management concluded that the achievement of the applicable conditions is probable, and no contingent consideration asset was recognized. As of June 30, 2026, the Group has reassessed the arrangement and continues to measure the contingent consideration at nil. The contingent consideration arrangement will be reassessed at each reporting date with changes in fair value, if any, recognized in the consolidated statements of operations and comprehensive loss.

The acquisition of Real Prospect was accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the identifiable intangible assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Real Prospect and the discount rate applied to those cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. The carrying value of the other tangible assets acquired and liabilities assumed approximate their fair value.

The excess of the consideration transferred over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. For goodwill reporting purposes, the operations and goodwill for Real Prospect are included in the smart technology and new energy solutions segment.

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	1,043,547
Total fair value of purchase price	1,043,547

RMB
Assets acquired
Cash and cash equivalents and restricted cash	2,392
Accounts receivable and contract assets	376
Amounts due from related parties	35,791
Other receivables and current assets	2,800
Inventories	2,453
Investments in affiliates	114,244
Property, plant, and equipment, net	6,925
Intangible asset (Note 2(j) and Note 12)	93,791
- Software Copyright	34,054
- Patent right	24,767
- Trademark rights	34,054
- Other Intangible Asset	916
Right of use asset	663
Total assets acquired	259,435

Liabilities Assumed
Accounts payables	384
Contract liabilities	7,116
Other payable and accrued expenses	4,389
Accrued payroll	350
Long-term loan	2,048
Operating lease liabilities	572
Deferred tax liabilities	4,645
Amount due to related parties	29,800
Total liabilities assumed	49,304
Total identifiable net assets acquired	210,131
Preliminary goodwill	833,416

As disclosed in Note 1, prior to the Group’s acquisition of Real Prospect, the Group operated two existing operating segments: the health and wellness products and services segment and the insurance agency segment. Subsequent to the Real Prospect acquisition, the Group completed the deconsolidation of its insurance agency segment in December 2025. Upon completion of the Real Prospect acquisition, a new reporting unit for smart technology and new energy solutions was established as of the acquisition date. No synergistic benefits were recognized from the acquisition. Accordingly, the goodwill arising from the Real Prospect acquisition has been fully allocated to the newly established smart technology and new energy solutions reporting unit, which encompasses all acquired assets and assumed liabilities of Real Prospect. The resulting goodwill is not expected to be deductible for income tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from November 1, 2025. Acquisition-related costs for Real Prospect were approximately RMB265. These were expensed as incurred and are included in general and administrative expenses within the consolidated statement of operations and comprehensive loss.

(c)	Acquisition of Times Good

On January 23, 2026, the Company entered into a transaction agreement to acquire 100% of the equity interests in Times Good. The total purchase price was approximately RMB1.09 billion, consisting of (i) an aggregate 87,400,144 Class A ordinary shares, and (ii) a cash payment of US$26 million (amount not presented in thousands). MAAS completed the acquisition of Times Good on March 31, 2026.

The acquisition of Times Good was accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the identifiable intangible assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections for Times Good and the discount rate applied to those cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. The carrying value of the other tangible assets acquired and liabilities assumed approximate their fair value. The excess of the consideration transferred over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred:
Stock consideration	906,152
Cash consideration	179,709
Total fair value of purchase price	1,085,861

RMB
Assets acquired
Cash and cash equivalents and restricted cash	47,227
Short term investments	10,000
Accounts receivable and contract assets	30,817
Other receivables and current assets	49,142
Inventories	5,943
Property, plant, and equipment, net	981
Intangible asset (Note 2(j) and Note 12)	14,816
- Trademark rights	5,926
- Brands	3,210
- Domain names	5,680
Other non-current assets	156
Right of use asset	907
Total assets acquired	159,989

Liabilities Assumed
Short-term loan	26,300
Accounts payables and contract liabilities	55,192
Other payable and accrued expenses	44,800
Accrued payroll	625
Amount due to related parties	3,003
Operating lease liabilities	822
Deferred tax liabilities	2,222
Long-Term Loan	5,000
Total liabilities assumed	137,964
Total identifiable net assets acquired	22,025
Less: Non-controlling interest of certain subsidiaries of Times Good	531
Preliminary goodwill	1,064,367

As disclosed in Note 1, prior to the acquisition of Times Good, the Group operated two existing operating segments: the health and wellness products and services segment and the smart technology and new energy solutions reporting segment. Upon the acquisition of Times Good, one additional reporting unit for computing power and algorithm solutions was identified as of the acquisition date. The goodwill is primarily attributable to (i) the synergies the Group expects to realise by combining the operations of Times Good with the Group’s existing businesses, including the broadening of the Group’s AI-related products and services; (ii) the assembled workforce of Times Good, including its technical and research and development personnel, which does not qualify for recognition as a separate identifiable intangible asset; and (iii) other future economic benefits that do not meet the criteria for separate recognition, including expected future customer relationships and the Group’s access to growth opportunities in the markets Times Good serves. Accordingly, goodwill recorded in the acquisition is assigned to the applicable reporting units of computing power and algorithm solutions to which the assets and liabilities of Times Good are assigned. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from April 1, 2026. Acquisition-related costs for Times Good were approximately RMB766. These were expensed as incurred and are included in general and administrative expenses within the consolidated statements of operations and comprehensive loss.

(d)	Acquisition of Oriental Grove

In January 2026, the Group acquired a 100% equity interest in Oriental Grove, an entity primarily engaged in premium tea products, for total consideration of approximately US$62.4 million (amount not presented in thousands). The Group applied the optional screen test under ASC 805 to evaluate whether the acquisition constitutes a business combination. Substantially all of the fair value of the gross assets acquired is concentrated in a group of similar identifiable assets related to premium tea products. Accordingly, the acquisition was accounted for as an asset acquisition.

(e)	Disposal of other subsidiaries.

During the fiscal year ended June 30, 2026, the Company’s subsidiary AIFU disposed of two agency companies, separately to independent third parties. The total cash consideration amounted to RMB359, of which RMB359 was settled as of December 31, 2025. The Group recognized a loss of RMB30,169 on disposal of these subsidiaries, which was determined by the excess of the net book value of the subsidiaries at the time of disposal over the sales consideration. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.

In addition, Huazhi Future, the Group’s consolidated VIE, completed the disposal of two non-core subsidiaries, Chongqing Xinzhichu Education Consulting Co., Ltd. and Hangzhou Infinite Firepower Digital Technology Co., Ltd., engaged in businesses irrelevant to the Group’s primary operating businesses to independent third parties during the fiscal year ended June 30, 2026. The total cash consideration for these disposals amounted to RMB3,000, of which RMB3,000 had been settled as of August 21, 2026. The Group recognized a disposal gain of RMB20,117, upon deconsolidation. The gain represented the sum of cash consideration received and the derecognition of the subsidiaries’ net liabilities at disposal date. These transactions represented divestitures of peripheral businesses and did not trigger any material strategic shift in the Group’s ongoing operating strategy. Therefore, these disposals were not presented as discontinued operations in the accompanying consolidated financial statements.

Acquisition and disposal in the fiscal year ended June 30, 2025

The Group made certain disposals during the fiscal year ended June 30, 2025 as follows:

(a)	Disposal of Fanhua RONS (Beijing) Technology Co., Ltd and Shenzhen Xinbao Investment Management Co., Ltd (“Xinbao Investment”) and its subsidiaries

In November 2024, AIFU entered into a share transfer agreement with BGM Group Limited (“BGM”), a leading global provider of premium pharmaceutical products and services. Pursuant to the Agreement, the Group transferred the equity interests of its intelligent platform consisting of RONS Technologies and Xinbao Investment to BGM. The transaction valued the divested entities at approximately US$140,000, for which the Group received 69,995,661 Class A ordinary shares of BGM, valued at US$2.00 per share. These consideration shares are subject to a lock-up period of 60 months from the closing date. The transaction was closed on January 1, 2025.

Upon closing, the Group held approximately 72.0% of the equity interest and 3.4% of the voting power in BGM. A gain on disposal of RMB894,052 was recognized, representing the excess of the fair value of consideration received over the net book value of the disposed subsidiaries. The sales consideration was measured at RMB1,000,000. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.

Subsequently, on May 27, 2025, AIFU transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in exchange for an aggregate consideration of US$106,937, receivable in two equal installments within two years. Following this partial disposal, AIFU’s shareholding in BGM fell to 16,596,473 Class A ordinary shares, accounting for 8.3% of its equity interest and 0.8% of voting right as of June 30, 2025. The Group accounted for the investments using the equity method on the fair value of equity share exchange out on December 31, 2024. Following the reduction in ownership and loss of significant influence, the remaining investment is classified as other non-current asset and measured at fair value considering the lock up period of 5 years and low liquidity of BGM.

(b)	Disposal of Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”) and Shenzhen Dianlian Information Technology Co., Ltd. (“Dianlian”）

In February 2025, AIFU’s wholly-owned subsidiary transferred its 100% equity interests in Shenzhen Dianlian Information Technology Co., Ltd., the operator of eHuzhu mutual aid platform, to Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”), another wholly-owned subsidiary of the Group. Immediately thereafter, the Group disposed of its 100% equity interest in Blueplus for a cash consideration of RMB3,000, which was based on its net asset value as of December 31, 2024. A gain on disposal of RMB1,313 was recognized, measured as the excess of consideration over the net book value at the time of disposal. This transaction is not considered a discontinued operation as it does not reflect a strategic change in the Group’s business

As of respective closing date of each of these disposals in FY2025, the Group has completed the closing procedures of all the above transactions and has effectively transferred its control of these subsidiaries to the respective buyers.

(c)	Disposal of other subsidiaries.

During the fiscal year ended June 30, 2025, our subsidiary AIFU completed the disposal of four subsidiaries, including two agencies company, separately to independent third parties. The total cash consideration amounted to RMB1,866, of which 1,766 was settled as of June 30, 2025. The Group recognized a gain of RMB2,033 on disposal of these subsidiaries, which was determined by the excess of the sales consideration over the net book value of the subsidiaries at the time of disposal. Since the disposal did not represent any strategic change of the Group’s operation, the disposal was not presented as discontinued operations.

Acquisition and disposal in the fiscal year ended June 30, 2024

(a)	Acquisition of AIFU

As disclosed in Note 1, on December 31, 2023, the Company acquired 50.10% of AIFU’s equity interests through issuing an aggregate of 284,113,314 ordinary shares of the Company (equivalent to 3,156,815 Class A ordinary shares giving effect to the 1-for-90 reverse share split effected on June 23, 2025) in exchange for an aggregate of 568,226,628 ordinary shares (equivalent to 71,029 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025 and 1-for-20 reverse share split effected on June 16, 2026) of AIFU beneficially owned by the Selling Shareholders of AIFU (“Share Exchange Transaction”). Although AIFU is larger in size, and the Selling Shareholders of AIFU held more than 50% equity interest in the Group after the Share Exchange Transaction, none of the individual Selling Shareholders of AIFU holds controlling financial interests in the Group, and nor do they act-in-concert. Management considered all factors and determined that, the Company obtained control of AIFU and was therefore considered the accounting acquirer in this business combination transaction (see details in Note 1). The total purchase price consisted of stock.

The acquisition of AIFU was accounted for using the acquisition method, and the purchase price allocation was made based on the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the identifiable intangible assets acquired were determined using various valuation techniques, including cost approach and income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework.

Key assumptions include cash flow projections for AIFU and the discount rate applied to those cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. The carrying value of the other tangible assets acquired and liabilities assumed approximate their fair value. The excess of the consideration transferred and the fair value of any non-controlling interests over the estimated fair values of the identifiable net assets acquired was recorded as goodwill. The Fair value of the non-controlling interest was estimated with reference to the price per share as of the acquisition date.

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred	1,341,422
Add: Non-controlling interest	1,336,190
Total fair value of purchase price	2,677,612

Assets acquired	RMB
Cash and cash equivalents and restricted cash	601,925
Short term investments	928,270
Accounts receivable and contract assets	1,350,421
Other receivables and current assets	231,853
Property, plant, and equipment, net	91,659
Intangible asset (Note 2(h) and Note 10)	468,832
- Software	91,178
- Non-compete agreements	8,175
- Agent resources	137,944
- Insurance broker licenses	89,071
- Trademark rights	142,464
Deferred tax assets	40,735
Other non-current assets	235,752
Right of use asset	136,056
Total assets acquired	4,085,503

Liabilities Assumed
Short-term loan	164,300
Accounts payables and accrued commissions	806,770
Other payable and accrued expenses	183,187
Accrued payroll	93,697
Income tax payable	100,260
Operating lease liabilities	128,475
Deferred tax liabilities	251,780
Other liabilities	82,686
Total liabilities assumed	1,811,155
Total identifiable net assets acquired	2,274,348
Less: Non-controlling interest of certain subsidiaries of AIFU	(266,255)
Goodwill	669,519

The Group had only one reporting unit (i.e., wealth management) prior to the acquisition of AIFU and two additional reporting units including insurance agency and claims adjusting were identified due to the acquisition of AIFU as of the acquisition date. The reporting unit of wealth management is not expected to benefit from the synergies associated with the acquisition of AIFU. As a result, goodwill recorded in the acquisition is assigned to the applicable reporting units of insurance agency and claims adjusting to which the assets and liabilities of AIFU are assigned. The resulted goodwill is not expected to be tax deductible for tax purposes.

Acquisition-related costs for AIFU were approximately RMB1,369. These were expensed as incurred and are included in general and administrative expenses within the consolidated statement of operations and comprehensive loss.

Pro forma financial information

The following is the pro forma information as if the business acquisition occurred on July 1, 2023. For the business acquisition depreciation and amortization have been included in the calculation of the pro forma information provided below, based on the results of purchase price allocation. Depreciation is computed on the straight-line method over the estimated remaining economic lives of the assets, ranging from three to thirty-six years. Amortization is computed on the straight-line method over the estimated useful lives of the assets ranging from three to twenty years.

This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2023, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year Ended June 30, 2024
RMB
Total net revenues	2,419,634
Loss from operations	(453,560)
Net loss	(397,718)
Net loss attributable to the Company’s shareholders	(250,192)